Deferred Premium Acquisition Costs	12 Months Ended
Dec. 31, 2017
Insurance Contracts [Abstract]
Deferred Premium Acquisition Costs
Deferred Premium Acquisition Costs
Changes in deferred premium acquisition costs for the years ended December 31 were as follows:

	2017	2016
Balance – January 1	693.1	532.7
Premium acquisition costs deferred	2,380.2	1,851.1
Amortization	(2,140.7)	(1,696.2)
Divestiture of subsidiary (note 23)	(15.8)	—
Foreign exchange effect and other	10.7	5.5
Balance – December 31	927.5	693.1